March 16, 2010

U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re: Vanguard Scottsdale Funds (the Trust)
File No. 333-11763

Commissioners,

Enclosed is the 24th Post-Effective Amendment to the Trust’s Registration Statement on Form N-1A, which we are filing pursuant to Rule 485(b) under the Securities Act of 1933. This Amendment follows a 485 (a) filing we made on December 22, 2009, to add a new series to the Trust. The purposes of this Amendment are to: 1) address comments of the Commission's Staff regarding the prior Amendment, 2) include a supplement to the prospectus for the subscription period, and 3) make a number of non-material editorial changes.

This Amendment does not contain disclosures that would render it ineligible to become effective under Rule 485(b). Pursuant to Rule 485(d)(2), this Amendment designates an effective date of March 16, 2010, so both this Amendment and the preceding 485(a) filing will go effective concurrently.

Please contact me at (610) 669-2627 with any questions or comments that you have concerning the enclosed Amendment.

Sincerely,

Laura Merianos
Senior Counsel
The Vanguard Group, Inc.

cc: Christian Sandoe, Esq.
Securities & Exchange Commission